General and Administrative Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and Administrative Expenses [Line Items]
General and Administrative Expense	$ 2,478	$ 7,355	$ 694
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	601	6,566	208
Professional fees	625	496	1
Salaries and benefits	588	145	184
Traveling and conference costs	30	46	83
Rent and office-maintenance fees	284	46	38
Investor relations and business development	337	0	0
Other	13	56	67
General and Administrative Expense	$ 2,478	$ 7,355	$ 694